Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments for these operating leases
2021	$791
2022	606
2023	582
2024	462
2025	74
Thereafter	-
$2,515